Short-Term Debt	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Short-Term Debt

 Note 19 | Debt

Credit facility limits at December 31	Maturity	2024
Unsecured revolving term facility [1]	September 4, 2029	4,500
Uncommitted revolving demand facility	n/a	1,000
Unsecured revolving term facility [2]	September 3, 2025	750
Other credit facilities [3]	Various	1,290
Accounts receivable purchase facility		500

1  In 2024, we extended the maturity date from September 14, 2027 to September 4, 2029, subject to extension at the request of Nutrien provided that the resulting maturity date may not exceed five years from the date of request.

2  In 2024, we extended the maturity date from September 10, 2024 to September 3, 2025 and reduced the facility limit from $1,500 million to $750 million.

3  Total facility limit amounts include some facilities with maturities in excess of one year.

Principal covenants and events of default under the unsecured revolving term credit facilities include a debt to capital ratio (refer to Note 4) and other customary events of default and covenant provisions. Non-compliance with such covenants could result in accelerated repayment and/or termination of the credit facility. We were in compliance with all covenants as at December 31, 2024 (Note 4).

In 2024, we entered into an uncommitted $500 million accounts receivable repurchase facility (the “repurchase facility”), where we may sell certain receivables from customers to a financial institution and agree to repurchase those receivables at a future date. When we draw under this repurchase facility, the receivables from customers remain on our consolidated balance sheet as we control and retain substantially all of the risks and rewards associated with the receivables. As at December 31, 2024, there were no borrowings made under this facility.

As at December 31	Rate of Interest (%)			2024	2023
Credit facilities
Other credit facilities
South America	3.3	–	8.3	307	219
Australia			5.3	198	221
Other			4.6	1	21
Commercial paper [1]			4.7	961	1,175
Other short-term debt				67	179
Total short-term debt				1,534	1,815

1  We use our $4,500 million commercial paper program for our short-term cash requirements. The amount available under the commercial paper program is limited to the availability of backup funds under the $4,500 million unsecured revolving term credit facility and excess cash invested in highly liquid securities.

As at December 31	Rate of Interest (%)	Maturity	2024	2023
Senior notes [1]
	5.900	November 7, 2024	‐	500
	3.000	April 1, 2025	500	500
	5.950	November 7, 2025	500	500
	4.000	December 15, 2026	500	500
	5.200	June 21, 2027	400	‐
	4.900	March 27, 2028	750	750
	4.200	April 1, 2029	750	750
	2.950	May 13, 2030	500	500
	5.400	June 21, 2034	600	‐
	4.125	March 15, 2035	450	450
	7.125	May 23, 2036	212	212
	5.875	December 1, 2036	500	500
	5.625	December 1, 2040	500	500
	6.125	January 15, 2041	401	401
	4.900	June 1, 2043	500	500
	5.250	January 15, 2045	489	489
	5.000	April 1, 2049	750	750
	3.950	May 13, 2050	500	500
	5.800	March 27, 2053	750	750
Debentures [1]	7.800	February 1, 2027	120	120
Other credit facilities	Various	Various	53	42
			9,725	9,214
Add net unamortized fair value adjustments			276	294
Less net unamortized debt issue costs			(83)	(83)
Total long-term debt			9,918	9,425
Less current maturities			(1,037)	(512)
			8,881	8,913

1  Each series of senior notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at our option, at specified prices.

We are subject to certain customary covenants including limitation on liens, merger and change of control covenants, and customary events of default. As calculated in Note 4, we were in compliance with these covenants as at December 31, 2024.

	Short-Term	Long-Term	Lease
	Debt	Debt	Liabilities	Total
Balance – December 31, 2023	1,815	9,425	1,326	12,566
Cash flows (cash inflows and outflows presented on a net basis)	(287)	495	(402)	(194)
Additions and other adjustments to ROU liabilities	‐	‐	470	470
Foreign currency translation and other non-cash changes	6	(2)	(39)	(35)
Balance – December 31, 2024	1,534	9,918	1,355	12,807
Balance – December 31, 2022	2,142	8,582	1,204	11,928
Cash flows (cash inflows and outflows presented on a net basis)	(458)	832	(375)	(1)
Additions and other adjustments to ROU liabilities	‐	‐	492	492
Foreign currency translation and other non-cash changes	131	11	5	147
Balance – December 31, 2023	1,815	9,425	1,326	12,566